Pay vs Performance Disclosure		12 Months Ended			36 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance

The following table reports the compensation of our Principal Executive Officer (PEO) and the average compensation of the other Named Executive Officers (Other NEOs) as reported in the Summary Compensation Table for the past three fiscal years, as well as their “compensation actually paid” as calculated pursuant to recently adopted SEC rules and certain performance measures required by the rules.

	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Other NEOs(2)	Average Compensation Actually Paid to Other NEOs	Value of Initial Fixed $100 Investment Based On:			Company-Selected Measure
					IQVIA’s Total Stockholder Return	Peer Group Total Stockholder Return(3)	Net Income (millions)
Year(1)								Adjusted Diluted EPS Growth
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$30,135,029	$5,961,064	$5,007,016	$1,702,449	$132.61	$109.76	$1,091	12.5%
2021	$28,615,851	$88,421,980	$4,395,745	$10,062,332	$182.60	$141.64	$966	40.7%
2020	$25,575,986	$44,629,998	$2,887,147	$3,051,142	$115.96	$116.59	$279	0.5%

(1)

The PEO and Other NEOs for the applicable years were as follows:

●

2022: Mr. Bousbib served as our PEO and Messrs. Bruehlman, Panagos, Knightly and Sherbet served as the Other NEOs.

●

2021: Mr. Bousbib served as our PEO and W. Richard Staub, III and Messrs. Bruehlman, Knightly and Sherbet served as the Other NEOs.

●

2020: Mr. Bousbib served as our PEO and Michael R. McDonnell and Messrs. Staub, Bruehlman, Knightly and Sherbet served as the Other NEOs.

(2)

The 2022 Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2022		2021		2020
	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs
Summary Compensation Table Total	$30,135,029	$5,007,016	$28,615,851	$4,395,745	$25,575,986	$2,887,147
Adjustments
Deduction for the change in actuarial present values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	-$420,742	-$46,106	-$535,539	-$45,384	-$898,824	-$60,943
Increase for service cost for pension plans(a)	$296,785	$22,217	$314,052	$23,204	$273,872	$7,049
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table(b)	-$21,388,958	-$3,363,826	-$18,534,470	-$2,548,372	-$15,916,277	-$1,728,351
Increase/deduction for the Inclusion of Rule 402(v) Equity Values (b)	-$2,661,050	$83,148	$78,562,086	$8,237,139	$35,595,241	$1,946,240
COMPENSATION ACTUALLY PAID	$5,961,064	$1,702,449	$88,421,980	$10,062,332	$44,629,998	$3,051,142
(a)

Compensation Actually Paid excludes the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column for the relevant fiscal year’s Summary Compensation Table total and instead includes the service cost for services rendered during the listed fiscal year and prior service cost or credit associated with any plan amendments or initiations during the listed fiscal year for services rendered during prior years.

(b)

Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The Rule 402(v) Equity Values instead reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

(3)

The peer group for each listed fiscal year consists of the companies listed as our compensation benchmarking peer group in the Compensation Discussion & Analysis specific for that fiscal year: for 2020 and 2021 the companies include Bausch Health Companies Inc., Boston Scientific Corporation, Cognizant Technology Solutions Corporation, Fiserv, Inc., Laboratory Corporation of America Holdings, Nielsen Holdings plc, Quest Diagnostics Incorporated, Regeneron Pharmaceuticals, Inc., Salesforce, Inc., S&P Global Inc., and Thomson Reuters Corporation (but excludes Allergan plc, acquired by AbbVie Inc. on May 8 2020); for 2022, all of these companies are included except Nielsen Holdings plc.

(4)

The Company has identified Adjusted Diluted EPS Growth as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Other NEOs in 2022 to the Company’s performance. See Appendix A in this Proxy Statement for a reconciliation of Adjusted Diluted EPS Growth, a non-GAAP measure, to the most directly comparable GAAP measure.

(5)

Adjusted Diluted EPS Growth was chosen from the following four most important financial performance measures used by the Company to link compensation actually paid to the PEO and other NEOs in 2022 to the Company’s performance:

Performance Metrics
Adjusted Diluted EPS Growth (as defined in “Compensation Discussion & Analysis—Elements of Compensation—Short-Term Incentive Awards”, described on page 75)
Relative Total Stockholder Return (as defined in “Compensation Discussion & Analysis—Elements of Compensation—Long-Term Incentive Awards”, described on page 78)
Revenue (as defined in “Compensation Discussion & Analysis—Elements of Compensation—Short-Term Incentive Awards”, described on page 75)
Adjusted EBITDA (as defined in “Compensation Discussion & Analysis—Elements of Compensation—Short-Term Incentive Awards”, described on page 75)

Company Selected Measure Name		Adjusted Diluted EPS Growth
Named Executive Officers, Footnote [Text Block]
(1)

The PEO and Other NEOs for the applicable years were as follows:

●

2022: Mr. Bousbib served as our PEO and Messrs. Bruehlman, Panagos, Knightly and Sherbet served as the Other NEOs.

●

2021: Mr. Bousbib served as our PEO and W. Richard Staub, III and Messrs. Bruehlman, Knightly and Sherbet served as the Other NEOs.

●

2020: Mr. Bousbib served as our PEO and Michael R. McDonnell and Messrs. Staub, Bruehlman, Knightly and Sherbet served as the Other NEOs.

Peer Group Issuers, Footnote [Text Block]
(3)

The peer group for each listed fiscal year consists of the companies listed as our compensation benchmarking peer group in the Compensation Discussion & Analysis specific for that fiscal year: for 2020 and 2021 the companies include Bausch Health Companies Inc., Boston Scientific Corporation, Cognizant Technology Solutions Corporation, Fiserv, Inc., Laboratory Corporation of America Holdings, Nielsen Holdings plc, Quest Diagnostics Incorporated, Regeneron Pharmaceuticals, Inc., Salesforce, Inc., S&P Global Inc., and Thomson Reuters Corporation (but excludes Allergan plc, acquired by AbbVie Inc. on May 8 2020); for 2022, all of these companies are included except Nielsen Holdings plc.

PEO Total Compensation Amount	[1],[2]	$ 30,135,029	$ 28,615,851	$ 25,575,986
PEO Actually Paid Compensation Amount	[2]	5,961,064	88,421,980	44,629,998
Adjustment To PEO Compensation, Footnote [Text Block]
(2)

The 2022 Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2022		2021		2020
	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs
Summary Compensation Table Total	$30,135,029	$5,007,016	$28,615,851	$4,395,745	$25,575,986	$2,887,147
Adjustments
Deduction for the change in actuarial present values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	-$420,742	-$46,106	-$535,539	-$45,384	-$898,824	-$60,943
Increase for service cost for pension plans(a)	$296,785	$22,217	$314,052	$23,204	$273,872	$7,049
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table(b)	-$21,388,958	-$3,363,826	-$18,534,470	-$2,548,372	-$15,916,277	-$1,728,351
Increase/deduction for the Inclusion of Rule 402(v) Equity Values (b)	-$2,661,050	$83,148	$78,562,086	$8,237,139	$35,595,241	$1,946,240
COMPENSATION ACTUALLY PAID	$5,961,064	$1,702,449	$88,421,980	$10,062,332	$44,629,998	$3,051,142

Non-PEO NEO Average Total Compensation Amount	[1],[2]	5,007,016	4,395,745	2,887,147
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 1,702,449	10,062,332	3,051,142
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)

The 2022 Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2022		2021		2020
	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs
Summary Compensation Table Total	$30,135,029	$5,007,016	$28,615,851	$4,395,745	$25,575,986	$2,887,147
Adjustments
Deduction for the change in actuarial present values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	-$420,742	-$46,106	-$535,539	-$45,384	-$898,824	-$60,943
Increase for service cost for pension plans(a)	$296,785	$22,217	$314,052	$23,204	$273,872	$7,049
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table(b)	-$21,388,958	-$3,363,826	-$18,534,470	-$2,548,372	-$15,916,277	-$1,728,351
Increase/deduction for the Inclusion of Rule 402(v) Equity Values (b)	-$2,661,050	$83,148	$78,562,086	$8,237,139	$35,595,241	$1,946,240
COMPENSATION ACTUALLY PAID	$5,961,064	$1,702,449	$88,421,980	$10,062,332	$44,629,998	$3,051,142
(a)

Compensation Actually Paid excludes the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column for the relevant fiscal year’s Summary Compensation Table total and instead includes the service cost for services rendered during the listed fiscal year and prior service cost or credit associated with any plan amendments or initiations during the listed fiscal year for services rendered during prior years.

(b)

Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The Rule 402(v) Equity Values instead reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Cumulative TSR. From 2020 to 2022, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs decreased by 87% and 44%, respectively, compared to a 33% increase in our TSR over the same time period.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Net Income. From 2020 to 2022, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs decreased by 87% and 44%, respectively, compared to a 291% increase in our Net Income over the same time period.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Adjusted Diluted EPS Growth. From 2020 to 2022, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs decreased by 87% and 44%, respectively, compared to a 58% increase in our Adjusted Diluted EPS over the three-year period.

Total Shareholder Return Vs Peer Group [Text Block]

Relationship Between the Company’s TSR and the Peer Group TSR. The TSR for the peer group disclosed in the table above increased by 10% from 2020 to 2022 as compared to the Company’s TSR, which increased by 33% over the same time period.

Total Shareholder Return Amount	[2]	$ 132.61	182.6	115.96
Peer Group Total Shareholder Return Amount	[2],[3]	109.76	141.64	116.59
Net Income (Loss)	[2]	$ 1,091	$ 966	$ 279
Company Selected Measure Amount	[2]	12.5	40.7	0.5
PEO Name					Mr. Bousbib
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name					Adjusted Diluted EPS Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name					Relative Total Stockholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name					Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name				Adjusted EBITDA
PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (420,742)	$ (535,539)	$ (898,824)
PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	296,785	314,052	273,872
PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(21,388,958)	(18,534,470)	(15,916,277)
PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	(2,661,050)	78,562,086	35,595,241
Non-PEO NEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(46,106)	(45,384)	(60,943)
Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	22,217	23,204	7,049
Non-PEO NEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,363,826)	(2,548,372)	(1,728,351)
Non-PEO NEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	$ 83,148	$ 8,237,139	$ 1,946,240

[1]
(2)

The 2022 Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2022		2021		2020
	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs
Summary Compensation Table Total	$30,135,029	$5,007,016	$28,615,851	$4,395,745	$25,575,986	$2,887,147
Adjustments
Deduction for the change in actuarial present values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	-$420,742	-$46,106	-$535,539	-$45,384	-$898,824	-$60,943
Increase for service cost for pension plans(a)	$296,785	$22,217	$314,052	$23,204	$273,872	$7,049
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table(b)	-$21,388,958	-$3,363,826	-$18,534,470	-$2,548,372	-$15,916,277	-$1,728,351
Increase/deduction for the Inclusion of Rule 402(v) Equity Values (b)	-$2,661,050	$83,148	$78,562,086	$8,237,139	$35,595,241	$1,946,240
COMPENSATION ACTUALLY PAID	$5,961,064	$1,702,449	$88,421,980	$10,062,332	$44,629,998	$3,051,142

[2]
(1)

The PEO and Other NEOs for the applicable years were as follows:

●

2022: Mr. Bousbib served as our PEO and Messrs. Bruehlman, Panagos, Knightly and Sherbet served as the Other NEOs.

●

2021: Mr. Bousbib served as our PEO and W. Richard Staub, III and Messrs. Bruehlman, Knightly and Sherbet served as the Other NEOs.

●

2020: Mr. Bousbib served as our PEO and Michael R. McDonnell and Messrs. Staub, Bruehlman, Knightly and Sherbet served as the Other NEOs.

[3]
(3)

The peer group for each listed fiscal year consists of the companies listed as our compensation benchmarking peer group in the Compensation Discussion & Analysis specific for that fiscal year: for 2020 and 2021 the companies include Bausch Health Companies Inc., Boston Scientific Corporation, Cognizant Technology Solutions Corporation, Fiserv, Inc., Laboratory Corporation of America Holdings, Nielsen Holdings plc, Quest Diagnostics Incorporated, Regeneron Pharmaceuticals, Inc., Salesforce, Inc., S&P Global Inc., and Thomson Reuters Corporation (but excludes Allergan plc, acquired by AbbVie Inc. on May 8 2020); for 2022, all of these companies are included except Nielsen Holdings plc.

[4]
(a)

Compensation Actually Paid excludes the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column for the relevant fiscal year’s Summary Compensation Table total and instead includes the service cost for services rendered during the listed fiscal year and prior service cost or credit associated with any plan amendments or initiations during the listed fiscal year for services rendered during prior years.

[5]
(b)

Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The Rule 402(v) Equity Values instead reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.